OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
Schedule of other current assets
Other current assets consists of the following:

(in thousands of $)	2023	2022
MTM asset on TTF linked commodity swap derivatives (note 27)	48,079	73,583
Receivable from TTF linked commodity swap derivatives	7,581	4,638
Interest receivable from money market deposits	3,929	3,617
MTM asset on IRS derivatives (note 27)	2,697	—
Receivable from IRS derivatives	2,461	1,923
Prepaid expenses	2,292	2,760
Investment in listed equity securities (note 9)	—	224,788
Others (1)	4,958	3,925
Other current assets	71,997	315,234
(1) Included in “Others” as of December 31, 2023 and 2022 is inventory balance in relation to unused fuel on board amounting to $2.0 million and $0.7 million, respectively.